Warrants - Activity (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of warrants
Balance - Beginning of year (in shares)		11,628,178
Expired (in shares)		(11,628,178)
Issued (note 10) (in shares)	5,712,500
Balance - End of year (in shares)	5,712,500
Amount
Balance - Beginning of year		$ 3,517,867
Expired		$ (3,517,867)